Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.4%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(a)	$150	$65,625
Arcor SAIC, 6.00%, 07/06/23 (Call 08/31/20)(a)	225	212,555
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)(b)	150	100,594
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	300	252,469
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)(c)	266	90,827
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)(b)	200	194,500
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)(b)	150	130,875
YPF SA
6.95%, 07/21/27(a)	360	267,041
7.00%, 12/15/47 (Call 06/15/47)(a)(b)	250	166,484
8.50%, 07/28/25(a)	600	497,250
8.50%, 06/27/29 (Call 03/27/29)(a)(b)	200	156,375
8.75%, 04/04/24(a)	480	428,784

		2,563,379

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	400	364,000

Bahrain — 0.2%
BBK BSC, 5.50%, 07/09/24(a)	400	400,000

Brazil — 6.5%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	144,750
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)(b)	200	207,063
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	204,750
4.63%, 01/15/25(a)	200	209,250
4.75%, 03/20/24(a)	200	209,313
5.88%, 01/19/23(a)(b)	200	214,062
6.25%, (Call 04/15/24)(a)(b)(d)(e)	200	187,500
9.00%, (Call 06/18/24)(a)(b)(d)(e)	200	215,731
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	200	188,750
4.50%, 01/31/30(a)	200	185,250
5.88%, 01/31/50(a)	200	181,300
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	200	199,565
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	225,187
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	200	206,500
CSN Resources SA
7.63%, 02/13/23 (Call 02/13/21)(a)	200	202,000
7.63%, 04/17/26 (Call 04/17/22)(a)	200	196,484
Embraer Netherlands Finance BV
5.05%, 06/15/25	227	210,401
5.40%, 02/01/27	50	45,531
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(b)	50	53,995
5.50%, 01/17/27(b)	100	108,844
Gerdau Trade Inc., 4.88%, 10/24/27(a)	200	212,500
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/22)(a)	100	51,000
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	150	163,547
Itau Unibanco Holding SA/Cayman Island
4.50%, 11/21/29 (Call 11/21/24)(a)(b)(e)	200	195,250
5.13%, 05/13/23(a)(b)	200	211,562

Security	Par (000)	Value

Brazil (continued)
6.50%, (Call 03/19/23)(a)(d)(e)	$200	$194,000
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)	200	212,000
7.00%, 01/15/26 (Call 01/15/22)(a)	200	215,000
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 08/31/20)(a)	129	131,741
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(a)	200	216,640
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(a)	200	209,000
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	200	209,687
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)	200	214,890
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 12/01/20)(a)(f)	51	12,896
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(b)(f)	165	14,131
Oi SA (4.00% PIK), 10.00%, 07/27/25(f)	150	143,438
Petrobras Global Finance BV
4.38%, 05/20/23	150	155,156
5.09%, 01/15/30(a)	500	515,500
5.30%, 01/27/25	218	234,929
5.63%, 05/20/43	100	101,156
5.75%, 02/01/29	250	269,528
6.00%, 01/27/28	200	219,550
6.25%, 03/17/24	125	137,500
6.75%, 01/27/41	100	108,719
6.85%, 06/05/2115	300	317,400
6.88%, 01/20/40	148	163,910
6.90%, 03/19/49	300	333,771
7.25%, 03/17/44	175	201,141
7.38%, 01/17/27	250	293,387
8.75%, 05/23/26	100	124,438
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	194,794
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)(b)	200	210,000
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	221,062
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	200	208,875
7.00%, 03/16/47 (Call 09/16/46)(a)	200	226,900
Ultrapar International SA, 5.25%, 06/06/29(a)	200	203,863
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	200	214,694
6.25%, 08/10/26(b)	200	239,875
6.88%, 11/21/36	200	272,875
6.88%, 11/10/39	150	206,813

		11,579,344

Chile — 3.8%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(e)	200	203,688
Banco de Credito e Inversiones SA
3.50%, 10/12/27(a)(b)	200	214,062
4.00%, 02/11/23(a)(b)	200	211,375
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)	150	156,000
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	200	209,562
4.25%, 04/30/29 (Call 01/30/29)(a)	200	210,190
4.50%, 08/01/24 (Call 05/01/24)	200	216,594
5.15%, 01/29/50 (Call 07/29/49)(a)	200	205,438
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	400	413,500
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	214,437
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	200	207,813
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 08/31/20)(a)	250	77,422

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	$200	$162,875
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	400	435,773
4.88%, 10/30/24 (Call 07/30/24)(a)	400	427,885
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	215,922
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	500	581,875
GNL Quintero SA, 4.63%, 07/31/29(a)	600	645,000
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(a)	200	209,200
4.38%, 04/04/27(a)	200	217,125
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)(b)	400	420,750
SACI Falabella, 3.75%, 04/30/23(a)	200	204,675
Telefonica Chile SA, 3.88%, 10/12/22(a)	200	208,188
VTR Comunicaciones SpA, 5.13%, 01/15/28 (Call 07/15/23)(g)	200	213,000
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(g)	200	211,762

		6,694,111

China — 9.9%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(d)(e)	200	203,500
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(b)	300	340,050
4.00%, 12/06/37 (Call 06/06/37)	200	245,138
4.20%, 12/06/47 (Call 06/06/47)	200	265,426
Baidu Inc.
3.50%, 11/28/22	200	210,350
4.13%, 06/30/25	200	223,312
Bank of China Ltd., 5.00%, 11/13/24(a)	200	224,375
Bank of China Ltd./Hong Kong
1.17%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(h)	200	200,106
3.88%, 06/30/25(a)	200	223,812
Bank of Communications Co. Ltd./Hong Kong, 1.24%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(h)	200	199,758
BOC Aviation Ltd.
1.41%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(h)	200	195,896
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	300	310,125
3.25%, 04/29/25 (Call 03/29/25)(g)	400	420,125
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	200	211,563
3.50%, 09/18/27 (Call 06/18/27)(a)	400	427,168
3.88%, 04/27/26 (Call 01/27/26)(a)	300	325,962
4.00%, 01/25/24 (Call 12/25/23)(a)	200	212,500
Bocom Leasing Management Hong Kong Co. Ltd., 1.38%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(h)	200	194,825
CFLD Cayman Investment Ltd., 8.05%, 01/13/25(a)	200	194,750
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	222,408
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(a)	200	210,756
4.75%, 02/21/29(a)	200	239,062
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(e)	200	215,375
China Evergrande Group
7.50%, 06/28/23 (Call 08/31/20)(a)	200	176,875
8.75%, 06/28/25 (Call 06/28/21)(a)	200	166,938
10.50%, 04/11/24 (Call 04/11/22)(a)	200	182,750
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	230,750
China Overseas Finance Cayman VII Ltd.
4.25%, 04/26/23(a)	200	213,720
4.75%, 04/26/28(a)	200	233,000

Security	Par (000)	Value

China (continued)
China Resources Land Ltd., 4.13%, 02/26/29(a)	$200	$225,000
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(d)(e)	200	207,250
CITIC Ltd., 3.88%, 02/28/27(a)	200	220,250
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(a)	200	215,818
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	200	215,562
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	221,704
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	235,812
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	211,813
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	225,062
Country Garden Holdings Co. Ltd., 7.25%, 04/08/26 (Call 04/08/23)(a)	400	440,000
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	209,938
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(d)(e)	200	199,813
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	220,717
4.75%, 04/27/27(a)	400	450,500
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	226,687
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	225,460
ICBCIL Finance Co. Ltd.
3.13%, 11/15/22(a)	200	206,000
3.75%, 03/05/24(a)	200	212,688
Industrial & Commercial Bank of China Ltd./London, 1.09%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(h)	400	400,007
Industrial & Commercial Bank of China Ltd./Singapore, 1.07%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(h)	200	199,303
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(e)	200	205,250
JD.com Inc., 3.88%, 04/29/26(b)	200	222,812
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	217,500
Kaisa Group Holdings Ltd., 9.38%, 06/30/24 (Call 06/30/21)(a)	200	183,750
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 08/17/20)(a)	200	203,000
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	204,750
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	215,090
Nexen Inc.
6.40%, 05/15/37	200	301,000
7.50%, 07/30/39	100	171,375
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	210,313
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	200	210,256
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(a)	200	213,188
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	217,082
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	400	418,500
State Elite Global Ltd., 1.03%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(h)	200	198,387
Sunac China Holdings Ltd., 6.50%, 01/10/25 (Call 01/10/23)(a)	200	196,375
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)	200	208,908
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	300	336,375
3.93%, 01/19/38 (Call 07/19/37)(a)	200	236,687
3.98%, 04/11/29 (Call 01/11/29)(a)	200	232,196
4.53%, 04/11/49 (Call 10/11/48)(a)	200	271,000
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(a)	200	211,625
4.20%, 06/07/24(a)	200	215,063

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(a)	$200	$206,000
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(a)	200	194,250

		17,590,491

Colombia — 4.4%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	250	270,000
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(a)	350	361,266
5.38%, 02/19/23(a)	200	207,813
6.25%, 05/12/26(a)(b)	400	422,000
Bancolombia SA
4.63%, 12/18/29 (Call 12/18/24)(e)	400	379,375
4.88%, 10/18/27 (Call 10/18/22)(e)	200	195,356
5.13%, 09/11/22	200	208,375
Ecopetrol SA
4.13%, 01/16/25	383	399,397
5.38%, 06/26/26 (Call 03/26/26)	535	591,844
5.88%, 09/18/23	600	661,200
5.88%, 05/28/45	700	800,730
6.88%, 04/29/30 (Call 01/29/30)	550	660,770
7.38%, 09/18/43	300	387,937
Grupo Aval Ltd., 4.75%, 09/26/22(a)(b)	625	637,500
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	217,875
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	200	209,731
6.00%, 03/15/25 (Call 08/10/20)(a)	200	205,750
6.25%, 03/25/29 (Call 03/25/24)(a)	200	219,712
6.63%, 10/15/26 (Call 10/15/21)(a)	200	218,000
SURA Asset Management SA, 4.88%, 04/17/24(a)	100	108,094
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	400	441,875

		7,804,600

Congo — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(a)	200	207,000

Ghana — 0.3%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	400	354,000
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	200	119,500

		473,500

Guatemala — 0.4%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)(b)	100	104,969
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 08/31/20)(a)	200	204,875
Industrial Senior Trust, 5.50%, 11/01/22(a)(b)	400	412,750

		722,594

Hong Kong — 5.3%
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(a)	200	223,062
3.90%, 04/06/28 (Call 01/06/28)(a)	200	225,062
4.50%, 03/16/46 (Call 09/16/45)(a)	200	245,654
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(d)(e)	400	428,000
Bank of East Asia Ltd. (The)
4.00%, 11/03/26 (Call 11/03/21)(a)(e)	200	201,750
5.50%, (Call 12/02/20)(a)(d)(e)	150	149,391
5.88%, (Call 09/19/24)(a)(d)(e)	250	244,375
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	200	204,063

Security	Par (000)	Value

Hong Kong (continued)
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(d)(e)	$200	$206,875
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(d)(e)	200	216,250
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	214,394
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(a)(b)	200	213,574
3.38%, 09/06/49 (Call 03/06/49)(a)	200	228,437
3.63%, 04/11/29 (Call 01/11/29)(a)	200	226,875
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(g)	600	633,589
FWD Group Ltd.
0.00%, (Call 06/15/22)(a)(d)(e)(i)	200	152,125
5.75%, 07/09/24(a)	200	204,188
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	211,937
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	215,875
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	207,813
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a).	400	437,250
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	158,250
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	204,375
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	221,187
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(d)(e)	200	200,813
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(a)	200	200,438
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	215,125
Nan Fung Treasury II Ltd., 5.50%, (Call 11/29/20)(a)(d)	200	197,938
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(d)(e)	350	344,859
New World China Land Ltd., 4.75%, 01/23/27(a)	200	207,937
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(d)	200	202,650
NWD MTN Ltd.
4.13%, 07/18/29(a)	200	201,375
4.50%, 05/19/30(a)	200	206,303
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(d)	200	203,313
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(a)	200	208,937
Radiant Access Ltd., 4.60%, (Call 11/18/20)(a)(d)	200	199,250
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(a)	200	212,375
3.63%, 01/16/23(a)	200	209,875
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	217,000
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	219,163

		9,321,702

India — 4.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	191,170
5.95%, 07/31/24(a)	200	204,063
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	200	197,438
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	210,437
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)	400	406,125
4.00%, 07/30/27 (Call 06/30/27)(a)	200	198,625
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	209,750
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	215,625
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	400	420,875
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	193,313
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 01/29/21)(a)	200	202,000
5.95%, 07/29/26 (Call 07/29/22)(a)	200	202,813
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	203,375

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(a)	$200	$203,438
4.00%, 03/18/26(a)	250	261,875
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	200	213,312
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(d)(e)	200	197,125
NTPC Ltd., 4.38%, 11/26/24(a)	200	213,000
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	203,813
Oil India Ltd., 5.38%, 04/17/24(a)	200	216,750
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	213,750
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	205,062
Power Finance Corp. Ltd., 4.50%, 06/18/29(a)	400	407,750
REC Ltd.
3.38%, 07/25/24(a)	200	201,938
5.25%, 11/13/23(a)	200	213,625
Reliance Industries Ltd.
3.67%, 11/30/27(a)	250	275,552
4.13%, 01/28/25(a)	250	274,687
4.88%, 02/10/45(a)	250	305,047
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(a)	200	206,562
State Bank of India/London
4.38%, 01/24/24(a)(b)	400	428,250
4.88%, 04/17/24(a)	200	217,812
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	200	139,938
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 08/09/21)(a)	200	129,750
7.13%, 05/31/23(a)	200	135,842

		7,920,487

Indonesia — 2.5%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	250	247,500
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(a)	200	209,312
4.75%, 05/13/25(a)	400	438,375
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(a)	200	210,000
4.63%, 07/20/23(a)	200	213,250
Eterna Capital Pte Ltd., Series B, 8.00%, (8.00% PIK), 12/11/22 (Call 08/31/20)(f)	221	67,285
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	229,961
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	205,812
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	385	438,473
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	200	181,313
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	200	197,188
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	194,875
Minejesa Capital BV
4.63%, 08/10/30(a)	400	421,000
5.63%, 08/10/37(a)	400	426,750
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	400	434,000
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	188,875
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	181	194,155

		4,498,124

Israel — 4.2%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	400	411,000
7.50%, 05/15/26 (Call 05/15/21)(a)	795	850,650

Security	Par (000)	Value

Israel (continued)
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(e)(g)	$200	$197,500
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(g)	250	306,250
Israel Electric Corp. Ltd.
4.25%, 08/14/28(g)	400	455,125
6.88%, 06/21/23(a)(b)	200	229,000
Series 6, 5.00%, 11/12/24(g)	400	449,875
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	200	205,250
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	886	859,420
3.15%, 10/01/26(b)	1,351	1,229,748
4.10%, 10/01/46(b)	540	456,938
6.00%, 04/15/24 (Call 01/15/24)	700	741,781
6.75%, 03/01/28 (Call 12/01/27)(b)	500	553,281
7.13%, 01/31/25 (Call 10/31/24)(a)	400	435,750

		7,381,568

Jamaica — 0.5%
Digicel Group 0.5 Ltd. (2.00% PIK), 10.00%, 04/01/24 (Call 08/14/20)(f)	306	230,898
Digicel Group Two Ltd.
8.25%, 09/30/22 (Call 09/30/20)(a)(c)	284	5,510
9.13%, (2.00% PIK), 04/01/24 (Call 08/31/20)(a)(c)(f)	602	17,970
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24 (Call 05/25/21)(a)(b)	200	201,750
8.75%, 05/25/24 (Call 05/25/21)(a)	100	101,250
Digicel Ltd., 6.75%, 03/01/23 (Call 08/17/20)(a)(c)	400	275,999

		833,377

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 09/01/20)(a)	147	146,159
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	500	536,300

		682,459

Kuwait — 1.8%
Boubyan Sukuk Ltd., 2.59%, 02/18/25(a)	200	203,000
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(d)(e)	200	194,000
Equate Petrochemical BV, 4.25%, 11/03/26(a)	600	644,062
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	210,875
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	200	193,563
4.50%, 02/23/27(a)	200	192,875
MEGlobal Canada ULC
5.00%, 05/18/25(a)	400	437,460
5.88%, 05/18/30(a)	200	236,500
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(e)	400	383,500
NBK Tier 1 Financing Ltd., 5.75%, (Call 04/09/21)(a)(d)(e)	200	199,437
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	200	204,500

		3,099,772

Macau — 3.4%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/31/20)(a)	204	206,423
5.25%, 04/26/26 (Call 04/26/22)(a)	200	202,750
5.38%, 12/04/29 (Call 12/04/24)(a)	600	597,750
5.63%, 07/17/27 (Call 07/17/22)(a)(b)	200	203,500
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)	200	204,000
5.38%, 05/15/24 (Call 05/15/21)(a)	400	409,750
5.88%, 05/15/26 (Call 05/15/22)(a)	200	210,000

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Macau (continued)
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	$200	$209,350
4.38%, 06/18/30 (Call 03/18/30)(g)	400	421,956
4.60%, 08/08/23 (Call 07/08/23)(b)	600	630,375
5.13%, 08/08/25 (Call 06/08/25)	800	871,625
5.40%, 08/08/28 (Call 05/08/28)	600	666,948
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(a)	208	218,920
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	400	396,750
5.13%, 12/15/29 (Call 12/15/24)(a)	400	390,000
5.50%, 10/01/27 (Call 10/01/22)(a)	200	198,625

		6,038,722

Malaysia — 1.3%
Axiata SPV2 Bhd, 4.36%, 03/24/26(a)	200	223,000
CIMB Bank Bhd, 1.05%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(h)	200	195,623
Gohl Capital Ltd., 4.25%, 01/24/27(a)	600	610,125
Malayan Banking Bhd, 1.19%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(h)	400	391,518
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(d)(e)	200	199,875
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	400	428,500
4.85%, 11/01/28(a)	200	237,188

		2,285,829

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	200	216,606
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	200	204,063
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	217,950
3.63%, 04/22/29 (Call 01/22/29)	200	227,687
4.38%, 07/16/42	200	256,500
4.38%, 04/22/49 (Call 10/22/48)	200	264,365
6.13%, 03/30/40	300	457,969
6.38%, 03/01/35	100	149,344
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	450	466,875
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(a)(b)(d)(e)	200	190,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(a)(b)	350	365,242
5.95%, 10/01/28 (Call 10/01/23)(a)(e)	200	207,500
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	160,781
5.13%, 01/18/33 (Call 01/17/28)(a)(e)	200	187,875
5.88%, 09/13/34 (Call 09/13/29)(a)(e)	200	195,500
Becle SAB de CV, 3.75%, 05/13/25(a)	150	159,797
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)(b)	200	174,375
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(a)	200	193,842
5.70%, 01/11/25 (Call 08/31/20)(a)(b)	400	402,750
7.75%, 04/16/26 (Call 04/16/21)(a)	200	211,375
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	150	211,312
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	190	200,213
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	205,063
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	300	335,512
4.38%, 05/10/43	150	188,438

Security	Par (000)	Value

Mexico (continued)
Fresnillo PLC, 5.50%, 11/13/23(a)	$200	$219,719
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	212,687
4.88%, 06/27/44(a)	200	234,500
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	229,232
6.13%, 01/31/46 (Call 07/31/45)	200	264,875
6.63%, 01/15/40	120	160,575
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)	200	213,937
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	218,500
Orbia Advance Corp. SAB de CV
4.88%, 09/19/22(a)	200	210,188
5.50%, 01/15/48 (Call 07/15/47)(a)	200	218,250
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	213,210
Southern Copper Corp.
3.88%, 04/23/25(b)	100	110,781
5.25%, 11/08/42	200	262,500
5.88%, 04/23/45	200	280,296
6.75%, 04/16/40	100	146,463
7.50%, 07/27/35	200	296,750
Trust Fibra Uno
5.25%, 01/30/26 (Call 10/30/25)(a)	200	209,563
6.39%, 01/15/50 (Call 07/15/49)(a)	200	202,750

		9,956,085

Morocco — 0.6%
OCP SA
4.50%, 10/22/25(a)	400	418,500
5.63%, 04/25/24(a)	425	457,805
6.88%, 04/25/44(a)	200	248,750

		1,125,055

Netherlands — 0.1%
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	200	206,375

Nigeria — 0.3%
IHS Netherlands Holdco BV
7.13%, 03/18/25 (Call 09/18/21)(a)	200	203,313
8.00%, 09/18/27 (Call 09/18/22)(a)	300	306,000

		509,313

Oman — 0.5%
Bank Muscat SAOG, 4.88%, 03/14/23(a)	200	198,500
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	200,000
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	500	489,531

		888,031

Panama — 0.8%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	200	217,312
Banistmo SA, 3.65%, 09/19/22(a)	200	201,250
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	600	639,930
7.50%, 10/15/26 (Call 10/15/21)(a)	200	212,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	209,744

		1,480,736

Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(b)(i)	298	214,348
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(a)	200	211,500

		425,848

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 2.0%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)	$400	$406,300
3.13%, 07/01/30 (Call 07/01/25)(e)(g)	200	198,400
4.25%, 04/01/23(a)(b)	100	105,781
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	200	200,626
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	200	196,375
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	203,375
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	200	205,650
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	200	221,500
5.88%, 07/05/34(a)	319	388,684
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)(b)	400	413,503
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)(b)	200	200,750
Peru LNG Srl, 5.38%, 03/22/30(a)	400	307,500
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	400	437,625

		3,486,069

Philippines — 1.4%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	213,812
BDO Unibank Inc., 2.95%, 03/06/23(a)	400	411,500
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	211,126
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(e)	200	187,500
Petron Corp., 4.60%, (Call 07/19/23)(a)(d)(e)	200	188,750
Philippine National Bank, 3.28%, 09/27/24(a)	200	206,812
San Miguel Corp., 4.88%, 04/26/23 (Call 08/17/20)(a)	200	200,622
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(e)	200	192,188
5.95%, (Call 05/05/25)(a)(d)(e)	200	192,188
6.50%, (Call 04/25/24)(a)(d)(e)	300	294,469
Union Bank of the Philippines, 3.37%, 11/29/22(a)	200	207,000

		2,505,967

Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	200	212,125

Qatar — 3.1%
ABQ Finance Ltd., 3.13%, 09/24/24(a)	200	209,000
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	216,063
CBQ Finance Ltd., 5.00%, 05/24/23(a)	200	215,625
MAR Sukuk Ltd., 3.03%, 11/13/24(a)	200	204,625
Nakilat Inc., 6.07%, 12/31/33(a)(b)	250	316,094
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	550	576,125
3.75%, 06/22/26(a)	200	222,750
3.88%, 01/31/28(a)	200	228,062
4.50%, 01/31/43(a)	200	252,437
5.00%, 10/19/25(a)	200	233,500
QIB Sukuk Ltd.
1.82%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(h)	200	193,719
3.98%, 03/26/24(a)	400	422,250
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	200	212,438
QNB Finance Ltd.
2.63%, 05/12/25(a)	400	418,000
2.75%, 02/12/27(a)	300	315,562
3.50%, 03/28/24(a)	400	429,625

Security	Par (000)	Value

Qatar (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	$500	$586,875
6.33%, 09/30/27(a)	250	295,625

		5,548,375

Russia — 4.8%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(a)(e)	200	200,688
8.00%, (Call 02/03/22)(a)(d)(e)	200	201,250
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	200	212,875
Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, 01/29/25(a)	400	393,625
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	217,500
Evraz PLC
5.25%, 04/02/24(a)	200	217,187
5.38%, 03/20/23(a)	200	213,188
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(a)	400	444,125
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(a)	400	450,125
7.29%, 08/16/37(a)	400	575,250
8.63%, 04/28/34(a)	250	382,187
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	211,875
4.75%, 11/02/26(a)	400	444,750
Lukoil Securities BV, 3.88%, 05/06/30(g)	200	211,996
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	200	214,937
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23(a)	300	312,187
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24 (Call 07/28/24)(a)	200	204,375
MMK International Capital DAC, 4.38%, 06/13/24(a)	200	213,188
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(a)	200	214,125
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	209,438
Novolipetsk Steel Via Steel Funding DAC, 4.50%, 06/15/23(a)	200	212,000
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(a)	200	209,063
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	214,125
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	400	420,500
Severstal OAO Via Steel Capital SA
3.15%, 09/16/24(a)	200	204,125
5.90%, 10/17/22(a)	200	215,875
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	200	214,562
7.25%, 04/26/23 (Call 01/26/23)(a)	200	221,687
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	400	425,000
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(d)(e)	400	435,875

		8,517,683

Saudi Arabia — 4.8%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	200	222,938
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	212,938
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	266,531
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(a)	400	379,500
Riyad Bank, 3.17%, 02/25/30 (Call 02/25/25)(a)(e)	200	200,375
SABIC Capital II BV
4.00%, 10/10/23(a)	200	215,500
4.50%, 10/10/28(a)	400	472,500
Samba Funding Ltd., 2.75%, 10/02/24(a)	400	412,500

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Arabian Oil Co.
3.50%, 04/16/29(a)	$1,000	$1,115,937
4.25%, 04/16/39(a)	1,000	1,202,995
4.38%, 04/16/49(a)	800	993,750
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(a)	400	420,400
5.06%, 04/08/43(a)	400	509,625
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	400	433,000
5.50%, 04/08/44(a)	200	266,187
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	200	216,875
4.72%, 09/27/28(a)	400	471,875
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	453,625

		8,467,051
Singapore — 2.9%
DBS Group Holdings Ltd.
3.30%, (Call 02/27/25)(a)(d)(e)	400	398,000
3.60%, (Call 09/07/21)(a)(d)(e)	200	200,938
4.52%, 12/11/28 (Call 12/11/23)(a)(e)	400	435,152
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	510	574,469
4.88%, 06/15/29 (Call 03/15/29)	100	114,875
GLP Pte Ltd., 3.88%, 06/04/25(a)	225	229,922
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(d)(e)	300	300,750
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)	400	438,250
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	200	309,562
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(a)	200	213,312
2.38%, 08/28/29 (Call 05/28/29)(a)	200	211,875
3.25%, 06/30/25(a)	300	330,375
3.88%, 08/28/28 (Call 05/28/28)(a)	200	232,428
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	400	409,129
United Overseas Bank Ltd.
3.50%, 09/16/26 (Call 09/16/21)(a)(e)	200	203,938
3.75%, 04/15/29 (Call 04/15/24)(a)(b)(e)	200	213,063
3.88%, (Call 10/19/23)(a)(d)(e)	400	405,900

		5,221,938

South Africa — 1.7%
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	200	206,563
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	200	217,687
6.13%, 05/15/29 (Call 02/15/29)(a)	200	232,250
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(a)	200	214,500
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(a)	250	253,828
Prosus NV
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	400	454,438
5.50%, 07/21/25 (Call 04/21/25)(a)	400	455,750
Sasol Financing International Ltd., 4.50%, 11/14/22(b)	200	190,500
Sasol Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	400	373,250
6.50%, 09/27/28 (Call 06/27/28)(b)	400	359,000

		2,957,766

South Korea — 4.1%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(e)	200	203,625
Hyundai Capital Services Inc., 3.75%, 03/05/23(a)	400	420,250
Kia Motors Corp., 3.00%, 04/25/23(a)	200	207,438

Security	Par (000)	Value

South Korea (continued)
Kookmin Bank
2.88%, 03/25/23(a)	$200	$209,954
4.35%, (Call 07/02/24)(a)(d)(e)	200	206,188
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(a)	200	207,500
Korea Electric Power Corp.
1.13%, 06/15/25(a)	200	201,375
2.50%, 06/24/24(a)	200	211,875
Korea Gas Corp.
2.88%, 07/16/29(a)	200	222,250
3.50%, 07/21/25(a)	200	225,187
3.50%, 07/02/26(a)	200	227,812
3.88%, 02/12/24(a)	200	220,187
6.25%, 01/20/42(a)	200	322,687
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(a)	400	419,000
3.75%, 07/25/23(a)	200	217,375
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(d)(e)	200	202,438
LG Chem Ltd.
3.25%, 10/15/24(a)	200	213,520
3.63%, 04/15/29(a)	200	222,500
NongHyup Bank, 3.88%, 07/30/23(a)	200	217,937
POSCO, 2.75%, 07/15/24(a)	400	418,500
Shinhan Bank Co. Ltd.
3.88%, 11/05/23(a)	200	218,246
3.88%, 03/24/26(a)	200	218,187
Shinhan Financial Group Co. Ltd.
3.34%, 02/05/30 (Call 02/05/25)(a)(e)	200	209,813
5.88%, (Call 08/13/23)(a)(d)(e)	200	212,250
SK Hynix Inc., 3.00%, 09/17/24(a)	200	210,563
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	210,688
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	200	214,244
Woori Bank
4.25%, (Call 10/04/24)(a)(d)(e)	400	404,125
4.50%, (Call 09/27/21)(a)(d)(e)	200	202,688
5.25%, (Call 05/16/22)(a)(d)(e)	200	206,750

		7,305,152

Taiwan — 0.4%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	200	213,875
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	400	427,750

		641,625

Thailand — 2.2%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(e)	600	600,375
4.05%, 03/19/24(a)	400	433,250
4.45%, 09/19/28(a)	200	231,500
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(e)	400	400,000
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	209,750
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	400	415,000
3.90%, 12/06/59(a)	200	233,000
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	206,875
3.90%, 02/11/24(a)	200	215,910
4.40%, 02/11/29(a)	200	231,875
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	200	198,562
3.75%, 06/18/50(a)	200	206,934

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thailand (continued)
5.38%, 11/20/48(a)	$200	$259,875

		3,842,906

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	203,000

Turkey — 4.0%
Akbank T.A.S., 6.80%, 02/06/26(g)	200	194,750
Akbank Turk AS
5.13%, 03/31/25(a)	200	185,500
7.20%, 03/16/27 (Call 03/16/22)(a)(e)	200	181,500
Arcelik AS, 5.00%, 04/03/23(a)	200	198,750
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	199,562
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	200	199,000
6.50%, 03/11/25 (Call 12/11/24)(a)	200	203,187
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	300	302,344
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(a)	200	197,834
QNB Finansbank AS, 6.88%, 09/07/24(a)	200	201,750
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	185,125
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	195,375
6.88%, 02/28/25(a)	200	207,687
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	200,435
5.80%, 04/11/28 (Call 01/11/28)(a)	200	196,000
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(a)	200	197,063
6.13%, 05/24/27 (Call 05/24/22)(a)(e)	400	334,500
Turkiye Is Bankasi AS
6.00%, 10/24/22(a)	400	385,625
6.13%, 04/25/24(a)	400	380,875
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	200	180,875
7.75%, 01/22/30 (Call 01/22/25)(a)(e)	300	272,250
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	200	203,375
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(a)	400	384,000
6.00%, 11/01/22(a)	200	193,313
8.13%, 03/28/24(a)	200	201,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	200	192,563
5.85%, 06/21/24(a)	200	190,938
6.10%, 03/16/23(a)	200	195,375
8.25%, 10/15/24(a)	200	203,562
8.50%, 03/09/26 (Call 03/09/21)(a)(e)	300	297,375
13.88%, (Call 01/15/24)(a)(d)(e)	200	215,875

		7,077,363

Ukraine — 0.7%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	196,875
7.75%, 10/17/29(a)	200	185,500
8.50%, 04/23/26 (Call 01/23/26)(a)	200	195,500
MHP Lux SA, 6.95%, 04/03/26(a)	200	202,062
MHP SE, 7.75%, 05/10/24(a)	200	209,125

Security	Par (000)	Value

Ukraine (continued)
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25 (Call 02/11/22)(a)	$200	$197,938

		1,187,000

United Arab Emirates — 4.2%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(a)	400	421,875
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)	400	424,750
3.88%, 05/06/24(a)	200	218,687
4.00%, 10/03/49(a)	200	243,200
4.38%, 06/22/26(a)	200	232,625
6.50%, 10/27/36(a)	200	296,000
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)	200	210,750
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	208,813
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	218,062
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	202,250
DIB Sukuk Ltd.
2.95%, 02/20/25(a)	200	205,563
3.63%, 02/06/23(a)	200	207,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	200	204,500
Emaar Sukuk Ltd., 3.64%, 09/15/26(a)	200	182,813
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	200,125
Emirates NBD Bank PJSC
3.25%, 11/14/22(a)	200	207,313
6.13%, (Call 03/20/25)(a)(d)(e)	400	398,125
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	216,875
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	197,375
Fab Sukuk Co. Ltd.
2.50%, 01/21/25(a)	200	204,688
3.63%, 03/05/23(a)	200	210,687
3.88%, 01/22/24(a)	200	214,187
First Abu Dhabi Bank PJSC, 1.18%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(h)	400	392,500
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	200	193,500
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	200	210,500
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	199,750
4.64%, 05/14/29(a)	200	209,563
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	212,187
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	209,562
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	200	265,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	76,000
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	210,625

		7,505,450

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	251,719

Zambia — 1.0%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(a)	400	385,604
6.88%, 03/01/26 (Call 03/01/21)(a)	400	397,580
7.25%, 04/01/23 (Call 08/31/20)(a)	600	599,430
7.50%, 04/01/25 (Call 08/31/20)(a)	400	403,000

		1,785,614

Total Corporate Bonds & Notes — 96.8% (Cost: $168,206,473)		171,769,305

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Foreign Government Obligations(j)

Nigeria — 0.3%
Africa Finance Corp.
3.75%, 10/30/29(a)	$200	$205,467
3.88%, 04/13/24(a)	200	208,500
4.38%, 04/17/26(a)	200	213,000

		626,967

South Korea — 0.1%
Industrial Bank of Korea, 1.04%, 06/22/25	200	201,059

Supranational — 0.5%
African Export-Import Bank (The)
3.99%, 09/21/29 (Call 06/23/29)(a)	400	405,000
5.25%, 10/11/23(a)	400	431,000

		836,000

Total Foreign Government Obligations — 0.9% (Cost: $1,631,551)		1,664,026

Short-Term Investments

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(k)(l)(m)	12,456	12,469,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(k)(l)	1,817	1,817,000

		14,286,607

Total Short-Term Investments — 8.1% (Cost: $14,272,769)		14,286,607

Total Investments in Securities — 105.8% (Cost: $184,110,793)		187,719,938

Other Assets, Less Liabilities — (5.8)%		(10,267,818)

Net Assets — 100.0%		$177,452,120

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon pay- ments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(i)	Zero-coupon bond.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,281,365	$—		$(4,814,099)	(a)	$(8,737)	$11,078	$12,469,607	12,456	$92,912	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,688,000	129,000	(a)	—		—	—	1,817,000	1,817	8,658		—

						$(8,737)	$11,078	$14,286,607		$101,570		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® J.P. Morgan EM Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$171,769,305	$—	$171,769,305
Foreign Government Obligations	—	1,664,026	—	1,664,026
Money Market Funds	14,286,607	—	—	14,286,607

	$14,286,607	$173,433,331	$—	$187,719,938

Portfolio Abbreviations—Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

10